NET OPERATING REVENUE (Tables)	3 Months Ended
Mar. 31, 2022
NET OPERATING REVENUE
Schedule of net operating revenue

	3/31/2022	3/31/2021
Generation
Power supply for distribuition companies (a)	4,032,895	3,622,603
Power suppy for end consumer	937,006	719,307
CCEE	483,021	464,687
Revenue from operation and maintenance	1,081,804	1,034,066
Construction revenue	3,418	8,790
Financial effects of Itaipu	3,931	(3,552)
	6,542,075	5,845,901
Transmission
Revenue from operation and maintenance	1,516,844	1,341,855
Construction revenue	147,442	119,655
Contractual financial revenue	2,570,948	2,339,732
	4,235,234	3,801,242

Other revenue	202,264	173,457
	10,979,573	9,820,600

(-) Deductions to operating revenue

(-) ICMS	(299,537)	(258,627)
(-) PASEP and COFINS	(879,765)	(866,284)
(-) Sectoral charges	(616,081)	(484,852)
(-) Other deductions (including ISS)	(2,872)	(2,411)
	(1,798,255)	(1,612,174)

Net operating revenue	9,181,318	8,208,426